Non-controlling (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Equity		$ 15,638	$ 14,596	$ 14,044	$ 16,642
Total comprehensive losses		52	107	106
Total Revenue		26,617	24,384	22,090
(Loss)/profit after tax		3,144	1,227	2,050
Other comprehensive income		1,608	(611)	(1,059)
Total comprehensive income/(loss) for the period		4,752	616	991
Non-current assets		47,185	45,814	45,060
Current assets		19,544	15,563	15,591
Total assets		66,729	61,377	60,651
Current liabilities		(20,307)	(18,117)	(16,292)
Non-current liabilities		(30,784)	(28,664)	(30,315)
Total liabilities		51,091	46,781	46,607
Net assets		15,638	14,596	14,044
Net cash inflow from operating activities		4,799	2,969	2,618
Net cash (outflow)/inflow from investing activities		(285)	(657)	963
Net cash inflow/(outflow) from financing activities		(2,203)	(1,765)	(2,044)
Acerta Pharma
Disclosure of subsidiaries [line items]
Percentage of equity owned in subsidiaries	55.00%
Non-controlling interest reclassified into Retained earnings		1,401
Equity		0	1,456	1,567
Total comprehensive losses		55	111	109
(Loss)/profit after tax			(422)	(9)
Total comprehensive income/(loss) for the period			(422)	(9)
Non-current assets			157	16
Current assets			475	526
Total assets			632	542
Current liabilities			(310)	(63)
Non-current liabilities			(267)
Total liabilities			577	63
Net assets			55	479
Net cash inflow from operating activities			(13)	7
Net cash (outflow)/inflow from investing activities			7	(4)
Net cash inflow/(outflow) from financing activities			7
Increase in cash and cash equivalents in the year			1	3
AstraZeneca Pharma India Limited and P.T. AstraZeneca Indonesia
Disclosure of subsidiaries [line items]
Equity		16	13	9
Total comprehensive losses		3	4	3
Non-controlling interests.
Disclosure of subsidiaries [line items]
Non-controlling interest reclassified into Retained earnings		(1,401)
Equity		16	1,469	1,576	$ 1,682
Total comprehensive losses		52	107	106
(Loss)/profit after tax		$ (52)	(108)	(105)
Other comprehensive income			$ 1	$ (1)